Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Balance Sheet - Variable Interest Entity, Primary Beneficiary [Member]		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets		¥ 35,976,036	$ 4,978,831	¥ 13,264,579
Property and equipment, net		22,535,073	3,118,696	23,132,180
Other noncurrent assets		630,490,231	87,255,422	630,494,750
Total assets		689,168,057	95,376,022	666,891,509
Total liabilities		(609,244,718)	(84,315,193)	(585,116,575)
Net assets		79,923,339	11,060,829	(81,771,934)
Current liabilities:
Accounts payable		9,656,562	1,336,400	11,043,034
Deferred revenues				14,402
Interest payable		9,739,426	1,347,868
Other payables and accrued liabilities		6,506,631	900,472	16,654,682
Other payables – related parties
Current portion of shareholder loans		42,421,345	5,870,816	42,421,345
Operating lease liabilities
Taxes payable		4,913,159	679,947	4,913,881
Intercompany payable	[1]	536,007,595	74,179,689	510,069,231
Total current liabilities		609,244,718	84,315,192	585,116,575
Non-current shareholder loan
Total liabilities		¥ 609,244,718	$ 84,315,192	¥ 585,116,575

[1]	Intercompany balances will be eliminated upon consolidation.